Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Industrials – 15.8%
Aerospace & Defense – 1.3%
Meggitt PLC	900,248	$3,279,026
Saab AB - Class B	480,760	12,083,573

		15,362,599

Air Freight & Logistics – 0.2%
Oesterreichische Post AG	65,928	2,182,788

Airlines – 0.6%
Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	2,221,301	1,168,419
Wizz Air Holdings PLC(a) (b)	132,762	5,485,334

		6,653,753

Building Products – 0.4%
Schweiter Technologies AG	2,340	2,900,573
Uponor Oyj	175,950	2,382,843

		5,283,416

Commercial Services & Supplies – 2.6%
A-Living Services Co., Ltd. - Class H(b)	687,250	3,492,723
Biffa PLC(b)	2,085,995	5,212,226
Cewe Stiftung & Co. KGAA	24,846	2,747,436
Downer EDI Ltd.	1,902,647	5,823,954
KEPCO Plant Service & Engineering Co., Ltd.	94,110	2,285,788
Rentokil Initial PLC	1,142,526	7,224,386
Transcontinental, Inc. - Class A	277,900	3,090,962

		29,877,475

Construction & Engineering – 1.8%
Balfour Beatty PLC	1,657,545	5,336,381
Budimex SA	42,770	2,317,409
Burkhalter Holding AG	35,799	2,308,798
Daiho Corp.	78,000	1,759,607
Maire Tecnimont SpA	1,039,294	2,025,191
Mirait Holdings Corp.	119,600	1,791,472
Morgan Sindall Group PLC	155,657	2,370,755
Tokyu Construction Co., Ltd.	131,200	681,635
Yurtec Corp.	420,000	2,557,354

		21,148,602

Electrical Equipment – 1.9%
Fuji Electric Co., Ltd.	268,200	7,381,921
Nexans SA	177,155	8,242,356
TKH Group NV	163,690	6,448,242

		22,072,519

Industrial Conglomerates – 0.7%
Rheinmetall AG	91,623	7,961,785

Machinery – 1.8%
ATS Automation Tooling Systems, Inc.(a)	530,692	7,474,095
Deutz AG(a)	1,002,014	4,715,243
IMA Industria Macchine Automatiche SpA	39,182	2,355,121

Company	Shares	U.S. $ Value

Kardex Holding AG	16,259	$2,989,984
Rational AG	5,004	2,804,181

		20,338,624

Professional Services – 2.1%
Amadeus Fire AG(a)	24,238	3,008,702
Intertrust NV	313,993	5,348,008
NICE Information Service Co., Ltd.	151,304	2,311,938
Teleperformance	21,909	5,579,823
UT Group Co., Ltd.(a)	347,800	8,003,329

		24,251,800

Road & Rail – 0.7%
Nobina AB(a) (b)	376,516	2,256,384
Sankyu, Inc.	150,000	5,653,601

		7,909,985

Trading Companies & Distributors – 1.7%
AerCap Holdings NV(a)	198,729	6,120,853
Daiichi Jitsugyo Co., Ltd.	68,100	2,311,623
Howden Joinery Group PLC	170,070	1,164,328
Inaba Denki Sangyo Co., Ltd.	110,400	2,461,750
Russel Metals, Inc.	226,140	2,701,820
Sojitz Corp.	1,181,100	2,581,506
Yuasa Trading Co., Ltd.	83,700	2,262,641

		19,604,521

		182,647,867

Information Technology – 15.6%
Communications Equipment – 0.1%
VTech Holdings Ltd.	327,500	1,972,916

Electronic Equipment, Instruments & Components – 2.5%
Egis Technology, Inc.	374,000	2,460,841
Inficon Holding AG	3,472	2,716,967
Kaga Electronics Co., Ltd.	55,700	1,013,295
Ryoyo Electro Corp.	95,400	2,586,951
Simplo Technology Co., Ltd.	818,000	8,924,165
Test Research, Inc.	1,278,000	2,357,460
Zhen Ding Technology Holding Ltd.	1,936,000	8,496,100

		28,555,779

IT Services – 4.7%
Atea ASA(a)	242,422	2,346,219
Computacenter PLC	122,817	2,489,198
Equiniti Group PLC(b)	2,756,541	4,979,414
Firstsource Solutions Ltd.	6,275,288	2,963,797
Formula Systems 1985 Ltd.	16,260	1,267,285
NEC Networks & System Integration Corp.	926,900	18,961,790
Nihon Unisys Ltd.	377,739	11,876,570
Softcat PLC	168,833	2,283,488
TietoEVRY Oyj	271,595	7,434,802

		54,602,563

Semiconductors & Semiconductor Equipment – 5.4%
ASM International NV	67,920	10,456,051

Company	Shares	U.S. $ Value

ASMedia Technology, Inc.	51,000	$2,497,569
ASPEED Technology, Inc.	52,000	2,201,951
BE Semiconductor Industries NV	36,263	1,607,891
Dialog Semiconductor PLC(a)	75,136	3,434,364
Elan Microelectronics Corp.	720,000	2,957,762
Machvision, Inc.	201,722	2,147,938
Melexis NV	36,593	2,783,567
Nanya Technology Corp.	3,128,000	6,526,236
Parade Technologies Ltd.	207,000	6,938,220
Realtek Semiconductor Corp.	713,000	7,267,267
SCREEN Holdings Co., Ltd.	225,200	10,580,156
Sino-American Silicon Products, Inc.	351,000	1,138,268
Sitronix Technology Corp.	295,000	1,551,330

		62,088,570

Software – 2.4%
Avast PLC(b)	1,440,789	9,416,799
Enghouse Systems Ltd.	239,006	12,763,653
Fortnox AB(a)	93,530	2,559,523
Nemetschek SE	40,380	2,774,601

		27,514,576

Technology Hardware, Storage & Peripherals – 0.5%
Aten International Co., Ltd.	774,000	2,341,564
Gigabyte Technology Co., Ltd.	626,000	1,397,251
Roland DG Corp.	164,200	1,887,744

		5,626,559

		180,360,963

Consumer Discretionary – 12.3%
Auto Components – 1.8%
Aisan Industry Co., Ltd.	161,300	792,532
Faurecia SE(a)	159,045	6,248,652
GUD Holdings Ltd.	375,040	2,999,070
Kasai Kogyo Co., Ltd.	222,700	942,900
Tianneng Power International Ltd.	1,762,000	3,021,807
Toyo Tire Corp.	514,694	6,945,916

		20,950,877

Automobiles – 0.4%
Piaggio & C SpA	2,094,565	5,076,881

Diversified Consumer Services – 2.0%
Benesse Holdings, Inc.	359,600	9,644,329
Fu Shou Yuan International Group Ltd.	5,432,000	4,993,774
YDUQS Participacoes SA	1,289,100	7,976,723

		22,614,826

Hotels, Restaurants & Leisure – 3.1%
Collins Foods Ltd.	441,043	2,906,438
Domino’s Pizza Enterprises Ltd.	65,800	3,154,384
Evolution Gaming Group AB(b)	59,210	3,516,815
Greggs PLC	107,211	2,150,231
GVC Holdings PLC	1,111,242	10,185,537
Round One Corp.	270,300	1,954,700
Scandic Hotels Group AB(b)	263,140	931,452

Company	Shares	U.S. $ Value

Sushiro Global Holdings Ltd.	472,680	$10,480,586

		35,280,143

Household Durables – 0.6%
Haseko Corp.	246,000	3,106,063
Kaufman & Broad SA	66,930	2,316,846
Maytronics Ltd.	140,670	1,598,286

		7,021,195

Internet & Direct Marketing Retail – 0.2%
Moneysupermarket.com Group PLC	637,114	2,555,717

Leisure Products – 0.8%
BRP, Inc.	146,055	6,229,069
Games Workshop Group PLC	34,136	3,391,943

		9,621,012

Multiline Retail – 0.3%
Europris ASA(b)	631,230	3,060,104

Specialty Retail – 1.4%
Clas Ohlson AB - Class B	237,435	2,661,052
EDION Corp.	258,400	2,624,511
Geo Holdings Corp.	175,300	2,202,899
Hornbach Holding AG & Co. KGaA	39,260	3,255,016
Kohnan Shoji Co., Ltd.	91,600	2,887,901
T-Gaia Corp.	110,800	2,094,237

		15,725,616

Textiles, Apparel & Luxury Goods – 1.7%
Asics Corp.	495,300	5,662,758
China Lilang Ltd.	2,159,000	1,162,685
Handsome Co., Ltd.	85,666	2,512,070
HUGO BOSS AG	67,210	2,036,854
JNBY Design Ltd.(b)	1,365,500	1,374,752
Pandora A/S	131,716	7,193,600

		19,942,719

		141,849,090

Financials – 10.0%
Banks – 3.2%
Bank BTPN Syariah Tbk PT	8,157,000	1,827,560
Bank Pembangunan Daerah Jawa Timur Tbk PT	53,919,500	1,890,057
Hokuhoku Financial Group, Inc.	112,500	934,484
Israel Discount Bank Ltd. - Class A	2,079,032	6,341,009
Miyazaki Bank Ltd. (The)	95,900	2,125,324
NIBC Holding NV(b)	262,982	2,050,493
Norwegian Finans Holding ASA	1,458,506	10,067,565
Shikoku Bank Ltd. (The)	153,200	1,119,216
Spar Nord Bank A/S	307,079	2,447,374
SpareBank 1 Nord Norge	400,051	2,596,280
SpareBank 1 SMN	325,574	2,662,513
TOMONY Holdings, Inc.	312,200	1,004,092
Towa Bank Ltd. (The)	355,000	2,303,443

		37,369,410

Company	Shares	U.S. $ Value

Capital Markets – 3.7%
Alaris Royalty Corp.	165,604	$1,579,679
Ashmore Group PLC	437,204	2,257,487
IG Group Holdings PLC	949,484	9,587,990
Intermediate Capital Group PLC	411,377	6,563,032
Kyokuto Securities Co., Ltd.	89,700	425,891
Man Group PLC/Jersey	1,582,756	2,562,443
Pinnacle Investment Management Group Ltd.	864,540	2,372,561
Quilter PLC(b)	2,884,231	4,963,609
TP ICAP PLC	2,265,543	9,839,647
Warsaw Stock Exchange	232,201	2,463,297

		42,615,636

Consumer Finance – 1.2%
Jaccs Co., Ltd.	121,600	1,991,817
Muthoot Finance Ltd.	701,405	10,136,454
Sun Hung Kai & Co., Ltd.	4,642,000	1,827,190

		13,955,461

Diversified Financial Services – 0.2%
Hypoport SE(a)	5,660	2,517,761

Insurance – 1.4%
ASR Nederland NV	239,887	7,380,686
Beazley PLC	848,256	4,300,364
Coface SA(a)	225,022	1,484,804
Panin Financial Tbk PT(a)	101,619,000	1,317,653
Unipol Gruppo SpA	286,096	1,117,629

		15,601,136

Thrifts & Mortgage Finance – 0.3%
Genworth MI Canada, Inc.	68,158	1,667,300
OneSavings Bank PLC	544,654	1,790,432

		3,457,732

		115,517,136

Consumer Staples – 8.7%
Beverages – 0.8%
Royal Unibrew A/S(a)	107,325	8,946,811

Food & Staples Retailing – 0.8%
Arcs Co., Ltd.	116,800	2,353,511
Axfood AB	117,318	2,564,811
cocokara fine, Inc.	37,400	2,021,706
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	35,880	1,990,040

		8,930,068

Food Products – 6.2%
Astral Foods Ltd.	268,190	2,264,241
Austevoll Seafood ASA	719,364	5,974,226
Calbee, Inc.	289,100	7,990,620
Feed One Co., Ltd.	1,332,900	2,495,546
Maeil Dairies Co., Ltd.	31,748	2,101,530
Morinaga Milk Industry Co., Ltd.	208,524	9,284,156
Nichirei Corp.	453,739	13,221,814
Orion Corp./Republic of Korea	119,797	13,411,243

Company	Shares	U.S. $ Value

Scandi Standard AB	369,202	$2,557,221
Showa Sangyo Co., Ltd.	75,300	2,307,209
Uni-President China Holdings Ltd.	10,262,000	10,265,130

		71,872,936

Personal Products – 0.6%
TCI Co., Ltd.	783,000	7,314,585

Tobacco – 0.3%
Scandinavian Tobacco Group A/S(b)	191,257	2,824,227

		99,888,627

Real Estate – 8.4%
Equity Real Estate Investment Trusts (REITs) – 2.7%
AEON REIT Investment Corp.	1,407	1,495,933
Allied Properties Real Estate Investment Trust	167,301	5,047,620
Charter Hall Retail REIT	2,453,088	5,710,721
H&R Real Estate Investment Trust	202,670	1,457,026
Heiwa Real Estate REIT, Inc.	1,315	1,248,455
Immobiliare Grande Distribuzione SIIQ SpA	388,706	1,538,558
Inmobiliaria Colonial Socimi SA(a)	565,357	4,998,841
Kenedix Residential Next Investment Corp.	955	1,650,269
Killam Apartment Real Estate Investment Trust	537,660	6,938,570
Precinct Properties New Zealand Ltd.	1,495,090	1,523,132

		31,609,125

Real Estate Management & Development – 5.7%
Aroundtown SA	696,389	3,991,565
BR Properties SA	1,120,700	1,838,260
CA Immobilien Anlagen AG(a)	351,844	11,763,699
China Overseas Property Holdings Ltd.	2,025,000	2,158,765
Dongwon Development Co., Ltd.	688,959	1,891,083
Entra ASA(b)	510,261	6,540,862
Grand City Properties SA	417,679	9,660,178
Greenland Hong Kong Holdings Ltd.	438,000	156,455
IWG PLC	558,010	1,834,339
Midea Real Estate Holding Ltd.(b)	1,163,600	2,868,938
Real Matters, Inc.(a)	156,210	3,046,877
Road King Infrastructure Ltd.	1,186,000	1,612,751
Selvaag Bolig ASA	563,250	3,343,367
Times China Holdings Ltd.	3,235,000	6,032,215
UOL Group Ltd.	1,491,500	7,333,256
Watkin Jones PLC	856,231	1,610,532

		65,683,142

		97,292,267

Health Care – 7.8%
Biotechnology – 1.0%
BioGaia AB - Class B	47,649	2,622,305
Hugel, Inc.(a)	22,691	8,931,381

		11,553,686

Health Care Equipment & Supplies – 2.5%
Ansell Ltd.	530,990	13,497,742
ConvaTec Group PLC(b)	3,149,226	7,605,680

Company	Shares	U.S. $ Value

Getinge AB - Class B	442,558	$8,246,790

		29,350,212

Health Care Providers & Services – 1.4%
BML, Inc.	195,500	5,092,029
Dr. Lal PathLabs Ltd.(b)	105,654	2,189,699
Galenica AG(b)	37,315	2,675,308
Metropolis Healthcare Ltd.(a) (b)	101,599	1,815,852
Qualicorp Consultoria e Corretora de Seguros SA	313,900	1,673,949
Vital KSK Holdings, Inc.	232,200	2,229,179

		15,676,016

Life Sciences Tools & Services – 1.1%
Gerresheimer AG	131,510	12,153,549

Pharmaceuticals – 1.8%
Almirall SA	453,083	5,980,426
Boiron SA	65,320	2,693,303
Chong Kun Dang Pharmaceutical Corp.	23,556	2,138,267
Faes Farma SA	562,175	2,292,081
Hikma Pharmaceuticals PLC	92,022	2,525,185
Huons Co., Ltd.	30,642	1,402,661
Recipharm AB	195,970	2,430,739
Samjin Pharmaceutical Co., Ltd.	58,851	1,333,449

		20,796,111

		89,529,574

Materials – 7.5%
Chemicals – 1.5%
China General Plastics Corp.	1,420,612	916,398
Dongyue Group Ltd.	1,991,000	813,875
Kemira Oyj	200,090	2,583,217
Nantex Industry Co., Ltd.	1,807,597	2,387,749
Tosoh Corp.	536,200	7,365,725
Ube Industries Ltd.	153,500	2,645,503

		16,712,467

Construction Materials – 0.6%
CSR Ltd.	921,872	2,372,739
Guangdong Tapai Group Co., Ltd. - Class A	2,643,425	4,510,469

		6,883,208

Containers & Packaging – 0.6%
Cascades, Inc.	237,560	2,588,032
Orora Ltd.	2,440,760	4,315,427

		6,903,459

Metals & Mining – 4.7%
APL Apollo Tubes Ltd.	112,250	2,322,635
BlueScope Steel Ltd.	890,187	7,333,223
Central Asia Metals PLC	597,182	1,086,970
ERO Copper Corp.(a)	121,920	1,766,475
Labrador Iron Ore Royalty Corp.	167,684	2,997,710
Lundin Mining Corp.	1,215,836	6,519,804
Mineral Resources Ltd.	208,520	3,087,671
Mitsui Mining & Smelting Co., Ltd.	114,200	2,340,230

Company	Shares	U.S. $ Value

Northern Star Resources Ltd.	1,094,900	$10,326,011
OZ Minerals Ltd.	1,292,012	9,927,243
Regis Resources Ltd.	700,390	2,562,935
Sims Ltd.	521,863	2,900,470
Torex Gold Resources, Inc.(a)	81,190	1,279,209

		54,450,586

Paper & Forest Products – 0.1%
Nippon Paper Industries Co., Ltd.	80,500	1,129,072

		86,078,792

Communication Services – 6.5%
Diversified Telecommunication Services – 0.9%
Masmovil Ibercom SA(a)	427,910	10,964,534

Entertainment – 3.3%
Akatsuki, Inc.	175,400	6,256,756
Capcom Co., Ltd.	422,500	15,465,050
International Games System Co., Ltd.	126,000	3,152,621
Soft-World International Corp.	502,000	1,985,032
Toei Animation Co., Ltd.	244,358	11,453,208

		38,312,667

Interactive Media & Services – 0.5%
Addcn Technology Co., Ltd.	118,000	928,826
Mixi, Inc.	123,200	2,179,043
New Work SE	8,070	2,489,007

		5,596,876

Media – 1.6%
APG SGA SA	12,429	2,321,951
Cogeco Communications, Inc.	124,480	8,968,318
Corus Entertainment, Inc. - Class B	767,400	1,616,650
IPSOS	88,287	2,225,718
Mediaset Espana Comunicacion SA(a)	532,125	1,973,689
Rightmove PLC	177,620	1,200,630

		18,306,956

Wireless Telecommunication Services – 0.2%
Orange Belgium SA	114,672	1,870,870

		75,051,903

Utilities – 4.1%
Electric Utilities – 2.3%
Contact Energy Ltd.	1,323,379	5,377,892
Fjordkraft Holding ASA(b)	956,158	7,855,326
Genesis Energy Ltd.	3,526,193	6,925,259
Light SA(a)	1,883,900	5,743,745

		25,902,222

Gas Utilities – 0.4%
Aygaz AS	1,320,130	2,318,143
Shizuoka Gas Co., Ltd.	265,800	2,436,108

		4,754,251

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 1.0%
Capital Power Corp.	428,651	$8,834,454
First Gen Corp.	5,292,900	2,612,749

		11,447,203

Multi-Utilities – 0.4%
Hera SpA(a)	700,239	2,629,221
Iren SpA	968,287	2,404,502

		5,033,723

		47,137,399

Energy – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
Beach Energy Ltd.	4,280,692	4,573,160
Indo Tambangraya Megah Tbk PT	3,239,500	1,623,057
Itochu Enex Co., Ltd.	293,300	2,383,275
Motor Oil Hellas Corinth Refineries SA	370,342	5,115,792
Parex Resources, Inc.(a)	188,992	2,277,482
Pilipinas Shell Petroleum Corp.(a)	2,850,300	1,028,407
Saras SpA	2,102,169	1,657,119

		18,658,292

Total Common Stocks (cost $1,117,069,539)		1,134,011,910

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (d) (e) (cost $8,005,884)	8,005,884	8,005,884

Total Investments – 99.0% (cost $1,125,075,423)(f)		1,142,017,794
Other assets less liabilities – 1.0%		11,079,555

Net Assets – 100.0%		$1,153,097,349

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TWD	154,716	USD	5,242	08/20/2020	$(58,572)
Bank of America, NA	CAD	4,017	USD	2,872	09/14/2020	(87,433)
Barclays Bank PLC	USD	10,416	INR	817,782	07/23/2020	384,800
Barclays Bank PLC	PHP	72,227	USD	1,417	08/19/2020	(31,308)
Barclays Bank PLC	USD	1,422	PHP	72,227	08/19/2020	25,867
Barclays Bank PLC	TWD	258,902	USD	8,720	08/20/2020	(149,719)
Barclays Bank PLC	USD	2,976	TWD	87,351	08/20/2020	16,735
Barclays Bank PLC	CNY	147,004	USD	20,654	09/14/2020	(62,503)
Barclays Bank PLC	JPY	1,127,816	USD	10,504	09/14/2020	49,119
Barclays Bank PLC	NOK	141,583	USD	15,256	09/14/2020	542,315
Barclays Bank PLC	USD	4,439	ILS	15,181	09/14/2020	(47,609)
BNP Paribas SA	AUD	4,665	USD	3,230	09/14/2020	10,272
BNP Paribas SA	USD	2,974	AUD	4,340	09/14/2020	21,392

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,043	RUB	152,291	07/14/2020	$93,516
Citibank, NA	USD	2,995	CLP	2,508,873	07/15/2020	60,576
Citibank, NA	USD	3,207	KRW	3,865,483	08/13/2020	16,226
Citibank, NA	EUR	2,817	USD	3,101	09/14/2020	(69,068)
Citibank, NA	JPY	341,073	USD	3,181	09/14/2020	19,072
Citibank, NA	USD	2,955	TRY	20,681	09/14/2020	1,769
Citibank, NA	USD	5,977	ZAR	100,039	09/14/2020	(255,690)
Credit Suisse International	NOK	40,695	USD	4,112	09/14/2020	(117,518)
Credit Suisse International	USD	12,784	SEK	126,381	09/14/2020	790,888
Goldman Sachs Bank USA	INR	230,547	USD	3,018	07/23/2020	(27,500)
Goldman Sachs Bank USA	TWD	35,100	USD	1,190	08/20/2020	(12,482)
Goldman Sachs Bank USA	USD	5,688	JPY	610,695	09/14/2020	(26,804)
JPMorgan Chase Bank, NA	NZD	7,126	USD	4,655	09/14/2020	56,510
Morgan Stanley Capital Services, Inc.	INR	115,694	USD	1,526	07/23/2020	(2,559)
Morgan Stanley Capital Services, Inc.	CAD	3,486	USD	2,596	09/14/2020	28,144
Morgan Stanley Capital Services, Inc.	EUR	4,121	USD	4,642	09/14/2020	4,284
Natwest Markets PLC	AUD	16,529	USD	11,496	09/14/2020	86,790
Natwest Markets PLC	CAD	5,481	USD	4,019	09/14/2020	(19,161)
Natwest Markets PLC	EUR	7,566	USD	8,615	09/14/2020	100,783
Natwest Markets PLC	USD	3,030	CHF	2,919	09/14/2020	57,180
Standard Chartered Bank	IDR	33,140,889	USD	2,344	07/23/2020	69,047
Standard Chartered Bank	KRW	4,075,449	USD	3,382	08/13/2020	(16,237)
Standard Chartered Bank	TWD	119,328	USD	4,047	08/20/2020	(41,199)
Standard Chartered Bank	AUD	6,902	USD	4,812	09/14/2020	47,560
Standard Chartered Bank	USD	8,395	SGD	11,663	09/14/2020	(23,979)
State Street Bank & Trust Co.	USD	3,111	KRW	3,803,288	08/13/2020	60,633
State Street Bank & Trust Co.	EUR	5,037	USD	5,620	09/14/2020	(48,450)
State Street Bank & Trust Co.	NOK	31,750	USD	3,212	09/14/2020	(87,530)
State Street Bank & Trust Co.	USD	3,285	AUD	4,807	09/14/2020	33,092
State Street Bank & Trust Co.	USD	250	CAD	349	09/14/2020	6,920
State Street Bank & Trust Co.	USD	3,824	MXN	84,320	09/14/2020	(191,031)
State Street Bank & Trust Co.	USD	8,575	THB	270,961	09/14/2020	190,826
UBS AG	USD	17,018	CHF	16,042	09/14/2020	(49,685)
UBS AG	USD	9,749	JPY	1,062,883	09/14/2020	104,833
UBS AG	USD	7,009	JPY	744,972	09/14/2020	(102,786)

						$1,350,326

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $81,115,997 or 7.0% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,006,666 and gross unrealized depreciation of investments was $(128,713,969), resulting in net unrealized appreciation of $18,292,697.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

EUR – Euro

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

21.8%	Japan
10.1%	United Kingdom
7.1%	Australia
6.7%	Canada
6.6%	Taiwan
5.6%	Germany
3.9%	Norway
3.7%	China
3.7%	Sweden
3.4%	South Korea
2.9%	Netherlands
2.5%	France
2.3%	Spain
19.0%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Jordan, Mexico, New Zealand, Philippines, Poland, Singapore, South Africa, Switzerland, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$28,259,278	$154,388,589		$—	$182,647,867
Information Technology	15,323,176	165,037,787		—	180,360,963
Consumer Discretionary	14,205,792	127,643,298		—	141,849,090
Financials	5,297,472	110,219,664		—	115,517,136
Consumer Staples	—	99,888,627		—	99,888,627
Real Estate	19,938,885	77,353,382		—	97,292,267
Health Care	4,367,252	85,162,322		—	89,529,574
Materials	15,151,230	70,927,562		—	86,078,792
Communication Services	12,906,919	62,144,984		—	75,051,903
Utilities	14,578,199	32,559,200		—	47,137,399
Energy	2,277,482	16,380,810		—	18,658,292
Short-Term Investments	8,005,884	—		—	8,005,884

Total Investments in Securities	140,311,569	1,001,706,225	(a)	—	1,142,017,794

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,879,149	—	2,879,149
Liabilities:
Forward Currency Exchange Contracts	—	(1,528,823)	—	(1,528,823)

Total	$140,311,569	$1,003,056,551	$—	$1,143,368,120

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$29,940	$179,489	$201,423	$8,006	$98